Supplement dated February 4, 2003 to Prospectus dated May 1, 2002

THE GUARDIAN C+C VARIABLE ANNUITY

The following information should be read in conjunction with the Prospectus dated May 1, 2002 for The Guardian C+C Variable Annuity issued by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through The Guardian Separate Account
F. This Supplement modifies the Prospectus and should be retained with the Prospectus for future reference.

--------------------------------------------------------------------------------

1. The cover page of the Prospectus is amended by adding the following Funds under the bullet point entitled, "The Guardian Variable Contract Funds, Inc.":

   -- The Guardian UBS VC Large Cap Value Fund
   -- The Guardian UBS VC Small Cap Value Fund

2. The first sentence in the first paragraph of the section entitled "How A Variable Annuity Works" on page 1 of the Prospectus is replaced with the following:

During the accumulation period, this contract allows you to allocate your net premium payments (premiums less any annuity taxes) and accumulation value to as many as 20 of the 42 available variable investment options.

3. The second sentence in the third paragraph of the section entitled "How A Variable Annuity Works" on page 1 of the Prospectus is replaced with the following:

The Separate Account has 42 investment divisions, corresponding to 42 variable investment options, each of which invests in a mutual fund.

4. The following Funds commenced operations on January 28, 2003 and the following information regarding the estimated annualized expenses of the Funds for 2003 is added to the chart entitled "Annual Expenses of the Funds" on page 4 of the Prospectus:

                                                                                               Total fund
                                                Management      Distribution         Other      operating
                                                      fees      (12b-1) fees      expenses       expenses
---------------------------------------------------------------------------------------------------------
The Guardian UBS VC Large Cap Value Fund              .83%                --          .22%          1.05%
---------------------------------------------------------------------------------------------------------
The Guardian UBS VC Small Cap Value Fund             1.00%                --          .68%          1.68%
---------------------------------------------------------------------------------------------------------

5. The following information is added to the chart entitled "Comparison of contract expenses among underlying funds" on page 6 of the Prospectus:

                                                      1 Year                     3 Years
--------------------------------------------------------------------------------------------------
                                                        One     Three               One     Three
                FUND                             BC    Rider    Riders       BC    Rider    Riders
--------------------------------------------------------------------------------------------------
The Guardian UBS VC Large Cap Value Fund         60      63       68        103     110      126
--------------------------------------------------------------------------------------------------
The Guardian UBS VC Small Cap Value Fund         67      70       75        122     130      145
--------------------------------------------------------------------------------------------------

6. The following information is added to the chart entitled, "Comparison of contract expenses among underlying funds" on page 7 of the Prospectus:

                                                      1 Year                     3 Years
--------------------------------------------------------------------------------------------------
                                                        One     Three               One     Three
                FUND                             BC    Rider    Riders       BC    Rider    Riders
--------------------------------------------------------------------------------------------------
The Guardian UBS VC Large Cap Value Fund        30       33       38         93     100      116
--------------------------------------------------------------------------------------------------
The Guardian UBS VC Small Cap Value Fund        37       40       45        112     120      135
--------------------------------------------------------------------------------------------------

7. The second sentence in the first paragraph of the section entitled "The Separate Account" on page 10 of the Prospectus is replaced with the following:

The Separate Account has 42 investment divisions, corresponding to the 42 Funds available to you.


SUPPLEMENT                                                   EB-013651-02 (1/03)

8. The first sentence in the first paragraph of the section entitled "Variable Investment Options" on page 11 of the Prospectus is replaced with the following:

You may choose to invest in a maximum of 20 of the 42 variable investment options at any time.

9. The following information is added to the chart entitled "Variable investment options" on page 12 of the Prospectus:

Fund                                  Investment objectives                         Typical investments
------------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC Large Cap        Maximize total return, consisting of          Equity securities issued by companies
Value Fund                           capital appreciation and current income       with large market capitalization and
                                                                                   whose stock prices do not reflect the
                                                                                   companies' full value
------------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC Small Cap        Maximize total return, consisting of          Equity securities issued by companies
Value Fund                           capital appreciation and current income       with small market capitalization and
                                                                                   whose stock prices do not reflect the
                                                                                   companies' full value
------------------------------------------------------------------------------------------------------------------------

10. The following information is added to the chart entitled "Investment advisers" on page 14 of the Prospectus:

                                                 Investment adviser
Fund                                             and principal business address
-----------------------------------------------------------------------------------------
The Guardian UBS VC Large Cap Value Fund         Guardian Investor Services LLC (Adviser)
The Guardian UBS VC Small Cap Value Fund         7 Hanover Square
                                                 New York, New York 10004

                                                 UBS Global Asset Management
                                                 (Americas) Inc. (Sub-adviser)
                                                 One North Wacker Drive
                                                 Chicago, Illinois 60606

11. The percentage allocations for the Asset Allocation Classes specified in the section entitled "Living Benefit Rider (Referred To As "Decade")" on page 30 of the Prospectus are replaced with the following:

      10% The Guardian Cash Fund.

      40% The Guardian Bond Fund, AIM V.I. Government Securities Fund or Van
          Kampen Government Portfolio.

      40% AIM V.I. Growth Fund, AIM V.I. Premier Equity Fund, Alliance Growth &
          Income Portfolio, AllianceBernstein Value Portfolio, Fidelity VIP Balanced Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Guardian Baillie Gifford International Fund, Guardian Stock Fund, Guardian VC 500 Index Fund, Guardian VC Asset Allocation Fund, Guardian VC High Yield Bond Fund, The Guardian UBS VC Large Cap Value Fund, The Guardian UBS VC Small Cap Value Fund, Janus Aspen Flexible Income Portfolio, Janus Aspen Growth and Income Portfolio, MFS Global Governments Series, MFS Investors Trust Series, Prudential Jennison Portfolio, Value Line Centurion Fund, Value Line Strategic Asset Management Trust or Van Kampen Life Investment Trust Growth and Income Portfolio.

      10% AIM V.I. Aggressive Growth Fund, Alger American Leveraged Allcap
          Portfolio, Alliance Premier Growth Portfolio, Alliance Technology Portfolio, American Century VP Capital Appreciation, Guardian Baillie Gifford Emerging Markets Fund, Guardian Small Cap Stock Fund, Fidelity VIP Mid Cap Portfolio, Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS New Discovery Series or Templeton Growth Securities Fund.


                                                                      SUPPLEMENT